Stockholders' Equity (Details 5)	9 Months Ended
Mar. 31, 2019 USD ($) $ / shares shares
Common Stock	$ 7,288,225
Warrants issued | shares	4,737,342
Net proceeds	$ 5,941,547
October 12, 2018 [Member]
Common Stock	$ 2,004,106
Warrants issued | shares	1,302,669
Unit Price | $ / shares	$ 0.90
Net proceeds	$ 1,630,991
October 18, 2018 [Member]
Common Stock	$ 1,640,334
Warrants issued | shares	1,066,218
Unit Price | $ / shares	$ 0.90
Net proceeds	$ 1,287,007
November 2, 2018 [Member]
Common Stock	$ 1,499,456
Warrants issued | shares	974,645
Unit Price | $ / shares	$ 0.90
Net proceeds	$ 1,215,242
December 5, 2018 [Member]
Common Stock	$ 1,338,775
Warrants issued | shares	870,200
Unit Price | $ / shares	$ 0.90
Net proceeds	$ 1,083,307
February 12, 2019 [Member]
Common Stock	$ 805,554
Warrants issued | shares	523,610
Unit Price | $ / shares	$ 0.90
Net proceeds	$ 725,000